LONG-TERM BANK LOAN (Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term bank loan [Line Items]
Total long-term bank loan	$ 9,152	$ 13,121
Loan from China Construction Bank, Tianjin branch, at 6.72% per annum [Member]
Long-term bank loan [Line Items]
Total long-term bank loan	9,152	8,201
Interest rate (as a percent)	6.72%
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum [Member]
Long-term bank loan [Line Items]
Total long-term bank loan		$ 4,920
Interest rate (as a percent)	7.25%
Long-term bank loan [Member]
Long-term bank loan [Line Items]
Interest rate (as a percent)	6.72%	6.72%